Benefit Plans - Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 225
2016	227
2017	229
2018	230
2019	232
2020-2024	1,157
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	9
2016	11
2017	12
2018	14
2019	16
2020-2024	106
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	80
2016	101
2017	123
2018	146
2019	169
2020-2024	$ 1,137